SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Gross profit	$ 347,612	$ 212,068	$ 145,624
Selling, general and administration expenses	200,110	164,965	100,103
Other income:
Net interest income and other finance costs	12,888	9,962	7,996
Income before income taxes	125,240	30,540	32,958
Income tax expense (recovery)	29,185	8,900	6,473
Net income	96,055	21,640	26,485
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	97,483	14,496	26,155
Fee income from subsidiary	888	20,614	0
Gross profit	98,371	35,110	26,155
Selling, general and administration expenses	5,185	11,503	500
Other income:
Net interest income and other finance costs	(4)	(6)	(8)
Income before income taxes	93,190	23,613	25,663
Income tax expense (recovery)	(1,042)	2,582	(130)
Net income	$ 94,232	$ 21,031	$ 25,793